UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Moon Capital Management LP
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Address:   499 Park Avenue
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           New York, NY  10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-12266

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John W. Moon
           -------------------------------------------------------
Title:     Managing Member of JWM Capital LLC, its general partner

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Phone:     (212) 652-4500
           -------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ John W. Moon             New York, NY                  11/14/07
       ------------------------   ------------------------------  -------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                 2
                                          -------------

Form 13F Information Table Entry Total:           31
                                          -------------

Form 13F Information Table Value Total:     $214,786
                                          -------------
                                           (thousands)


List of Other Included Managers:


     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name
     1             028-12268                   JWM Capital LLC
     2             028-12267                   John W. Moon
---------          ------------              -----------------------------

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

    MOON CAPITAL MANAGEMENT, LP - FORM 13F INFORMATION TABLE AS OF 09/30/2007

COLUMN 1                             COLUMN 2      COLUMN 3       COLUMN 4  COLUMN 5 COLUMN 6  COLUMN 7       COLUMN 8
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                                                                    VALUE           INVESTMENT         OTHER      VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS       CUSIP       (x$1000)  QTY    DISCRETION        MANAGERS   SOLE  SHARED  NONE
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ADVANCED MICRO DEVICES                  COM          007903107      $ 847   64000    DEFINED            1,2      64000
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AU OPTRONICS CORP                  SPONSORED ADR     002255107    $ 6,755  381223    DEFINED            1,2     381223
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CHINA PETE & CHEM CORP           SPON ADR H SHARES   16941R108    $ 3,404   26800    DEFINED            1,2      26800
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COMPANHIA VALE DO RIO DOCE         SPON ADR PFD      204412100   $ 22,881  746024    DEFINED            1,2     746024
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CISCO SYSTEMS INC                       COM          17275R102    $ 1,657   50225    DEFINED            1,2      50225
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COCA COLA FEMSA S A B DE C V      SPON ADR REP L     191241108    $ 1,631   37050    DEFINED            1,2      37050
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COMCAST CORP NEW                       CL A          20030N101   $ 32,295 1326264    DEFINED            1,2    1326264
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EMC CORP MASS                           COM          268648102     $ 822    39500    DEFINED            1,2      39500
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EMP DISTRIB Y COMERC                 SPON ADR        29244A102   $ 4,776   200000    DEFINED            1,2     200000
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ERICSSON                           ADR B SEK 10      294821608   $ 2,009    50000    DEFINED            1,2      50000
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FEDEX CORP                              COM          31428X106   $ 9,940    93598    DEFINED            1,2      93598
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FLEXTRONICS INTL LTD                    ORD          Y2573F102   $ 2,807   250588    DEFINED            1,2     250588
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GOODYEAR TIRE & RUBR  CO                COM          382550101  $ 11,747   387300    DEFINED            1,2     387300
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GRAVITY CO LTD                     SPONSORED ADR     38911N107   $ 8,106  1943864    DEFINED            1,2    1943864
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GRUPO AEROPORTUARIO DEL SURE      SPON ADR SER B     40051E202   $ 3,678    71964    DEFINED            1,2      71964
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HIMAX TECHNOLOGIES INC             SPONSORED ADR     43289P106   $ 1,274   310770    DEFINED            1,2     310770
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INTEL CORP                              COM          458140100     $ 659    25000    DEFINED            1,2      25000
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JOHNSON CTLS INC                        COM          478366107  $ 11,011    91277    DEFINED            1,2      91277
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LG PHILIPS LCD CO LTD              SPONS ADR REP     50186V102   $ 1,953    79131    DEFINED            1,2      79131
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MICRON TECHNOLOGY INC                   COM          595112103  $ 18,943  1669005    DEFINED            1,2    1669005
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MICROSOFT CORP                          COM          594918104   $ 2,977   100000    DEFINED            1,2     100000
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NATIONAL SEMICONDUCTOR CORP             COM          637640103   $ 2,065    75217    DEFINED            1,2      75217
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NOVELLUS SYSTEMS INC                    COM          670008101   $ 4,110   147400    DEFINED            1,2     147400
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NUCOR CORP                              COM          670346105   $ 2,878    49141    DEFINED            1,2      49141
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PERFECT WORLD CO LTD              SPON ADR REP B     71372U104   $ 3,268   118208    DEFINED            1,2     118208
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SILICON MOTION TECHNOLOGY          SPONSORED ADR     82706C108  $ 19,536   870215    DEFINED            1,2     870215
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SUNTECH PWR HLDGS CO LTD                ADR          86800C104   $ 3,136    74800    DEFINED            1,2      74800
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TAIWAN SEMICONDUCTOR  MFG LTD      SPONSORED ADR     874039100   $ 1,565   150000    DEFINED            1,2     150000
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TERNIUM SA                           SPON ADR        880890108  $ 12,950   407619    DEFINED            1,2     407619
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TRW AUTOMOTIVE HLDGS CORP               COM          87264S106   $ 3,720   115998    DEFINED            1,2     115998
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VOTORANTIM CELULOSE E PAPEL        SPONSORED ADR     92906P106  $ 11,386   384156    DEFINED            1,2     384156
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